Cash and cash equivalents (Tables)	12 Months Ended
Jun. 30, 2019
Cash and cash equivalents.
Schedule of detailed information about Cash and cash equivalents

		2018	2019
	Note	RMB	RMB
Cash on hand		30	309
Cash at bank		71,857	36,827
Cash held at a related party finance entity	20(b)	740,733	223,548
Total		812,620	260,684

Schedule of reconciliation of liabilities arising from financing activities

Loans due to related
parties
RMB
(Note 17)

At July 1, 2017	99,603

Changes from financing cash flows:

Proceeds from a loan from a related party	7,609

Total changes from financing cash flows	7,609

Other non-cash change:

Net settlement of a loan made to a related party with a loan borrowed from a related party	(7,609)

Total other non-cash change	(7,609)

At June 30, 2018 and 2019	99,603

Dividends payable to a
non-controlling
shareholder
RMB

At June 30, 2018 and July 1, 2018	—

Changes from financing cash flows:
Dividends declared to be payable to a non-controlling shareholder of subsidiaries	7,482
Dividends paid to a non-controlling shareholder of subsidiaries	(7,482)
Total changes from financing cash flows	—

At June 30, 2019	—